CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Apr. 09, 2014 shares	Oct. 16, 2013 USD ($) $ / shares shares	Aug. 28, 2013 USD ($) shares	Oct. 31, 2013 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2013 shares
Convertible redeemable preferred shares
Rate of dividend on preferred stock (as a percent)					6.00%
Preferred stock conversion ratio					1
Liquidation payment as percentage of original purchase price					100.00%
Series A, B, C, D, E shares
Convertible redeemable preferred shares
Interest on preferred shares compounded annually (as a percent)					10.00%
Redemption premium amount recognized upon issuance | $					$ 26,353
Series A convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							1,094,668
Shares converted into Class A common shares	1,094,668
Series B convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							686,368
Shares converted into Class A common shares	686,368
Series C1 convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							794,250
Shares converted into Class A common shares	794,250
Series C2 convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							126,286
Shares converted into Class A common shares	126,286
Series C3 convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							1,024,318
Shares converted into Class A common shares	1,024,318
Series D1 convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							3,538,864
Shares converted into Class A common shares	3,488,864
Series D2 convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							2,307,536
Shares converted into Class A common shares	2,072,624
Series E convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							4,289,457
Shares converted into Class A common shares	4,289,457
Redemption premium amount | $						$ 2,312
Series F convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							4,654,697
Shares issued			1,953,499
Issued amount | $			$ 25,181
Share price (in dollars per share) | $ / shares		$ 14.1792
Number of shares redesignated to		596,484
Difference amount received due to conversion | $				$ 1,281
Shares converted into Class A common shares	7,204,680
Class A common shares and Series D1 and D2 preferred shares
Convertible redeemable preferred shares
Number of shares sold		596,484
Share price (in dollars per share) | $ / shares		$ 12.0309
Total sold price | $		$ 7,176